1933 Act File No. 33-66528
                                   1940 Act File No. 811-7912

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   6   ............        X

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.  7  .............................        X
                   -

                        OLD WESTBURY FUNDS, INC.

           (Exact Name of Registrant as Specified in Charter)

                      c/o Edgewood Services, Inc.
     Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                (Address of Principal Executive Offices)

                             (412) 288-8160
                    (Registrant's Telephone Number)

            Robert C. Elliott, Bessemer Trust Company, N.A.
                            630 Fifth Avenue
                        New York, New York 10111
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1997, pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on December 16, 1996; or intends to file the Notice required by that Rule on or about; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:     Michael R. Rosella, Esquire
          Battle Fowler LLP
          75 East 55th Street
          New York, New York 10022



                        OLD WESTBURY FUNDS, INC.
                  REGISTRATION STATEMENT ON FORM N-1A
                         CROSS-REFERENCE SHEET
                        PURSUANT TO RULE 404(C)
Part A
ITEM NO.                                       PROSPECTUS HEADING

1.   Cover Page.....................................   Cover Page

2.   Synopsis.................................Prospectus Summary;
                                                    Table of Fees
                                                     and Expenses

3    Condensed Financial Information.........Financial Highlights

4.   General Description of Registrant.......Investment Objective
                                                    and Policies;
                                          Investment Restrictions

5.   Management of the Fund...............Management of the Fund;


                                    The Administrator; Custodian,
                               Transfer Agent and Dividend Agent;
                                    Distribution and Service Plan

5A.  Management's Discussion of Fund Performance...Not Applicable

6.   Capital Stock and Other Securities.......Purchase of Shares;
                                            Redemption of Shares;
                                              Exchange of Shares;
                                     Retirement Plans; Dividends,
                                         Distributions and Taxes;
                                        Calculation of Investment
                                             Performance; General

7.   Purchase of Securities Being OfferedPurchase of Shares; Net Asset
     Value;
                                    Distribution and Service Plan

8.   Redemption or Repurchase................Redemption of Shares

9.   Legal Proceedings.............................Not Applicable


Part B                                    Caption in Statement of
ITEM NO.                                   Additional Information

10.  Cover Page....................................... Cover Page

11.  Table of Contents..........................Table of Contents


12.  General Information and HistoryDescription of Each Portfolio's
                                  Investment Securities; Advisor;
                            Administrator; Directors and Officers

13.  Investment Objectives and PoliciesInvestment Objective and
Policies;
                                          Investment Restrictions

14.  Management of the Fund.....Advisor; Administrator; Directors
                                                     and Officers

15.  Control Persons and Principal
     Holders of Securities.................Directors and Officers

16.  ......................Investment Advisory and Other Services
     Advisor; Administrator; Distribution
                                     and Service Plan; Custodian,
                               Transfer Agent and Dividend Agent;
                                 Counsel and Independent Auditors

17.  ........................................Brokerage Allocation
     Brokerage and Portfolio Turnover

18.  Capital Stock and Other SecuritiesDescription of Common Stock;
                                    Description of Corporate Debt
                                                          Ratings

19.       Purchase, Redemption and Pricing of


     Securities Being Offered..Purchase and Redemption of Shares;
                                                  Net Asset Value

20.  ..................................................Tax Status
     Tax Status

21.  ................................................Underwriters
     Distribution and Service Plan

22.  .............................Calculation of Fund Performance
     Performance

23.  Financial Statements          The Financial Statements for the Old
Westbury International Fund for the fiscal period ended October 31, 1996, are incorporated by reference from the Portfolio's Annual Report dated October 31, 1996. Financial Statements for the Old Westbury Growth Opportunity Fund to be filed by amendment.


OLD WESTBURY FUNDS, INC.
PART C - OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)  Financial Statements.
The Financial Statement for the Old Westbury International Fund for the fiscal period ended October 31, 1996, are incorporated by reference from the Portfolio's Annual Report dated October 31, 1996. Financial


Statements for the Old Westbury Growth Opportunity Fund will be filed by amendment.
(B)  Exhibits.

     ***(1)    Form of Articles of Incorporation of the Registrant.
     ***(2)    By-laws of the Registrant.
     (3)       Not applicable.
     (4)       Not applicable.
     ***(5)    Advisory Contract between the Registrant, on behalf of
the                 International Fund, and Bessemer Trust Company, N.A.
     ****(5.1) Form of Advisory Contract between the Registrant, on
          behalf    of the Growth Opportunity Fund, and Bessemer Trust
          Company,  N.A.
     ****(6)   See Form of Distribution Agreement filed as Exhibit 15.2
               herein.
     (7)       Not applicable.
     *(8)      Custody Agreement between the Registrant and Bessemer
Trust               Company (New Jersey)
     ****(9)   Form of Administrative Services Agreement between the
               Registrant and Federated Administrative Services for the
               Fund, on behalf of the Portfolios of the Registrant.
     *(10)          Opinion of Messrs. Battle Fowler, as to the legality
          of the    securities being registered, including their consent
          to the    filing thereof and to the use of their name under
          the  heading "Dividends, Distributions and Taxes" in the
               Prospectus.
     +(11)          Consent of Independent Auditors.
     (12)      Not applicable.



     *(13)          Written assurance of SFG Investors II Limited
          Partnership,   that its purchase of shares of the Registrant
          was for   investment purposes without any present intention of
               redeeming or reselling.
     (14)      Not applicable.
     ****(15.1)     Amended and Restated Distribution and Service Plan
          adopted   by the Registrant, on behalf of the International
          Fund,     Pursuant to Rule 12b-1 under the Investment Company
          Act of    1940.
     ****(15.1.1)Distribution and Service Plan adopted by the
          Registrant, on      behalf of the Growth Opportunity Fund,
          Pursuant to Rule 12b-    1 under the Investment Company Act of
          1940.
     ****(15.2)     Form of Distribution Agreement between the
          Registrant, on      behalf of the Portfolios, and Edgewood
          Services, Inc.
     *(15.3)   Shareholder Servicing Agreement between the Registrant,
          on   behalf of the International Fund, and Bessemer Trust
               Company, N.A.
     ****(15.3.1)Form of Shareholder Servicing Agreement between the
               Registrant, on behalf of the Growth Fund, and Bessemer
          Trust     Company, N.A.
     ****(15.4)     Form of Amended and Restated Shareholder Servicing
          Agreement      between the Registrant, on behalf of the
          International Fund,      and Edgewood Services, Inc.
     ****(15.4.1)Form of Shareholder Servicing Agreement between the
               Registrant, on behalf of the Growth Fund, and Edgewood
               Services, Inc.
     **(16)    Schedules of Computation of Performance Quotations.


     ****(18)  Power of Attorney.
     ****(27)  Financial Data Schedule [for EDGAR filing only].

* Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

** Incorporated herein by reference from Post-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on March 1, 1994.

*** Incorporated herein by reference from Post-Effective Amendment No. 3 to this Registration Statement as filed with the SEC on February 28, 1996.

**** Incorporated herein by reference from the Post-Effective Amendment No. 5 to this Registration Statement as filed with the SEC on November 26, 1996.

+    Incorporated herein.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

          Number of Record Holders




          TITLE OF CLASS           AS OF AUGUST 15, 1996

          Common Stock
          (par value $0.001)


ITEM 27.  INDEMNIFICATION.

          In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

          "NINTH: (a) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the ByLaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (b) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               Insofar as the Investment Company Act of 1940 may be concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

          The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have (i) received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.




ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          The description of Bessemer Trust Company, N.A. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

          To the knowledge of Registrant, none of the directors or officers of the Investment Advisor, except those set forth below, is or has been, at any time during the past two fiscal years employed by any entity other than the Investment
          Advisor.


                    POSITION WITH
NAME                INVESTMENT ADVISOR  OTHER BUSINESS CONNECTIONS

Stuart S. Janney, III         Chairman of    Managing Director & Head of
                         the Board           Asset Management, Alex,
                                        Brown & Sons, Inc.

William Acquavella       Director       President & Owner of Acquavella
                                        Galleries, Inc./Acquavella
                                        Contemporary Art, Inc.  Partner
                                        w/Sotheby's in Acquavella Modern
                                        Art




Stanley C. Bodell, Jr.        Senior Vice Pres.   Senior Vice President,
                                        Fleet Investment Services, Rhode
                                        Island

Brooks Carey             Senior Vice Pres.   Vice President, T. Rowe
                                        Price

John D. Chadwick         Executive Vice Pres.     Senior Vice President
                                        and President
                                        Senior Portfolio Manager, Kidder
                                        Peabody & Co.

W. David Dary            Senior Vice Pres.   Vice President and Senior
                                        Portfolio Manager, Citicorp
                                        Trust, N.A.

Jesse H. Davis           Vice President Director Systems and
                                        Programming-Brokerage Group, ADP

Thomas J. Frank, Jr.          Vice President Vice President, U.S. Trust

F. Malcolm Graff, Jr.         Senior Vice Pres.   Client Account
                                        Manager, Bankers Trust Company

Glenn E. Gray            Vice President Area Manager - Corporate
                                        Finance, Finova Capital
                                        Corporation




Robert J. Hughes              Vice President Vice President and
                                        Assistant Department Head,
                                        Fiduciary Special Services, Inc.

Timothy J. Morris        Senior Exec. Vice Pres.  CEO and Chief
                                        President Investment Officer,
                                        The Portfolio Group

Jane Reilly              Vice President      Vice President, U.S. Trust

Frederick H. Sandstrom        Senior Vice Pres.   Executive Vice
                                        President and Managing Director,
                                        Fleet Financial Group



Item 29.  Principal Underwriters:

          (a)Edgewood Services, Inc. the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, Marketvest Funds, and Marketvest Funds, Inc.

          (b)

       (1)                      (2)                   (3)


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Distributor           With Registrant

Douglas L. Hein           Trustee,                     --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Newton Heston, III        Vice President,              --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan          Secretary,                Assistant Secretary
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward            Assistant Secretary,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.    Treasurer,                   --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779






ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant at, Bessemer Trust Company, N.A., 630 Fifth Avenue, New York, New York 10111, the Registrant's advisor Federated Administrative Services Federated Tower, Pittsburgh, Pennsylvania 15222-3779, the Registrant's administrator; and Fundamental Shareholder Services, Inc., 90 Washington Street, New York, NY 10006, the Registrant's transfer and dividend disbursing agent.


ITEM 31.  MANAGEMENT SERVICES.

          Not applicable.


ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b)  Not applicable.


          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report, upon request, without charge.

          (d) The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Portfolio's outstanding shares, and the Registrant shall assist in communications with other stockholders.




                               SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, OLD WESTBURY FUNDS, INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of January, 1997.


                        OLD WESTBURY FUNDS, INC.





                         By: /s/ C. Grant Anderson
                         C. Grant Anderson, Secretary
                         Attorney in Fact for Robert M. Kaufmann

                            January 31, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



          NAME                TITLE                    DATE

     Robert M. Kaufman*  Chairman and Director         January 31, 1997

     Edward C. Gonzales* President and Treasurer
                         (Chief Executive Officer and
                         Principal Financial and
                         Accounting Officer)

     Howard D. Graves*        Director


     John Kevin Kenny*        Director


*By Power of Attorney